UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check here if Amendment [ X]; Amendment Number: 3
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Renaissance Technologies, Corp.
Address: 800 3rd Avenue
         33rd floor
         New York, NY 10022

13F File Number:  28-6262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Silber
Title:    Vice President
Phone:    (212) 486-6780
Signature, Place, and Date of Signing:

	Mark Silber       New York, New York    February 8, 2001
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33
Form 13F Information Table Value (x $1000) Total:   $19197

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GLOBAL MARINE INC              COM              37935240       345    11200 SH       SOLE                    11200        0        0
IBP INC                        COM              44922310       194    10600 SH       SOLE                    10600        0        0
FEDERATED DEPT STRS INC DEL    COM              31410H10       781    29900 SH       SOLE                    29900        0        0
LAFARGE CORP                   COM              50586210       506    23300 SH       SOLE                    23300        0        0
MEAD CORP                      COM              58283410       226     9700 SH       SOLE                     9700        0        0
OWENS-ILLINOIS                 COM              69076840       225    24400 SH       SOLE                    24400        0        0
XEROX CORP                     COM              98412110      2451   163400 SH       SOLE                   163400        0        0
GREENPOINT FINL CORP           COM              39538410      1001    33800 SH       SOLE                    33800        0        0
COMMERCIAL FEDERAL CORP        COM              20164710       317    16600 SH       SOLE                    16600        0        0
UNIONBANCAL CORP               COM              90890610       410    17600 SH       SOLE                    17600        0        0
SUNGARD DATA SYS INC           COM              86736310       445    10400 SH       SOLE                    10400        0        0
SANTA FE INTL CORP             COM              G7805C10      1801    40100 SH       SOLE                    40100        0        0
NETWORKS ASSOCIATES INC        COM              64093810       399    17662 SH       SOLE                    17662        0        0
INTIMATE BRANDS INC            COM              46115610       605    32400 SH       SOLE                    32400        0        0
TECH DATA CORP                 COM              87823710       628    14700 SH       SOLE                    14700        0        0
MARCHFIRST INC                 COM              56624410      1009    64369 SH       SOLE                    64369        0        0
ADVANCED FIBRE COMM INC        COM              00754A10       761    20100 SH       SOLE                    20100        0        0
KAYDON CORP                    COM              48658710       250    10900 SH       SOLE                    10900        0        0
AMERICREDIT CORP               COM              03060R10       357    12400 SH       SOLE                    12400        0        0
MANITOWOC CO                   COM              56357110       331    16800 SH       SOLE                    16800        0        0
PEGASUS COMMUNICATIONS CORP    COM              70590410       343     7100 SH       SOLE                     7100        0        0
FOUR SEASONS HOTELS INC        COM              35100E10      1149    15700 SH       SOLE                    15700        0        0
LOOKSMART LTD                  COM              54344210       123    11006 SH       SOLE                    11006        0        0
CANADIAN PAC LTD NEW           COM              13592310       468    18000 SH       SOLE                    18000        0        0
VENATOR GROUP INC              COM              92294410       228    18500 SH       SOLE                    18500        0        0
WATCHGUARD TECHNOLOGIES INC    COM              94110510       570     9500 SH       SOLE                     9500        0        0
TOWER AUTOMOTIVE INC           COM              89170710       146    15600 SH       SOLE                    15600        0        0
TEEKAY SHIPPING                COM              Y8564W10       427     9100 SH       SOLE                     9100        0        0
CELL THERAPEUTICS CORP         COM              15093410       853    12800 SH       SOLE                    12800        0        0
ALBANY MOLECULAR RESH INC      COM              01242310       337     6000 SH       SOLE                     6000        0        0
KEY ENERGY SERVICES INC        COM              49291410       180    18400 SH       SOLE                    18400        0        0
